Derivatives and Hedging Activities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	$ 0	$ (1,000,000)	$ (13,000,000)
Net hedge ineffectiveness	0	0	0
Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	0	0	0
Net hedge ineffectiveness	$ 0	$ 0	$ (3,000,000)